Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Nature of operations
1)	Nature of operations:

MIND C.T.I. Ltd. is an Israeli company which, together with its subsidiaries (the “Company”), provides integrated products and services. The Company designs, develops, markets, supports, implements and operates billing and customer care systems, including consulting and managed services, primarily to wireless, wireline, and next-generation service providers throughout the world. The Company also provides a call management system used by enterprises for call accounting, traffic analysis, and fraud detection. The Company, through its subsidiaries, also provides enterprise and wholesale messaging.

The Company has wholly-owned subsidiaries in the United States (MIND Software Inc.), Romania (MIND Software Srl), United Kingdom (MIND Software Limited) and Germany (MIND CTI GmbH and Message Mobile GmbH (“Message Mobile”)).

The impact of Iron Sword War (Israel-Hamas War)
2)	The impact of Iron Sword War (Israel-Hamas War):

On October 7, 2023, thousands of Hamas terrorists invaded Israel’s southern border towns near the Gaza Strip and carried out attacks on civilian and military targets that were extraordinary in scale and brutality. Hamas and other terrorist groups also launched extensive rocket attacks from the Gaza Strip against civilian targets in various parts of Israel. As a result, Israel declared war against Hamas, called up hundreds of thousands of reserve soldiers and launched an extensive military campaign against them. In parallel, there were hostilities with the Hezbollah terror organization in Lebanon and with the Houthi movement in Yemen. In addition, in April and October 2024, Iran launched directs attack on Israel involving hundreds of drones and missiles each time. There can be no assurance that the ceasefire signed between Israel and Lebanon in November 2024 will last or that the downfall of the Assad regime in Syria in December 2024 will lead to peace or stability. It is possible that hostilities with Hamas, Iran, Hezbollah, the Houthis and Syria will escalate, and that other terrorist organizations, including Palestinian military organizations in the West Bank, will join the hostilities. To date, the Company’s business and operations have not been adversely affected by the war. The Company has back-up IT systems and remote work ability that the Company expect will enable its operations to function well in the event of an emergency.

Accounting principles
3)	Accounting principles:
The consolidated financial statements were prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”).
Use of estimates in preparation of financial statements
4)	Use of estimates in preparation of financial statements:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The most significant estimates with regard to the Company`s consolidated financial statements relate to revenue recognition for projects that apply the percentage of completion measurement and goodwill impairment analysis.

Functional currency
5)	Functional currency:

The currency of the primary economic environment in which the operations of the Company and certain subsidiaries are conducted is the U.S. dollar (“dollar” or “$”). Most of the Company’s and its non-German subsidiaries’ revenues are derived from sales which are denominated primarily in dollars. In addition, the majority of the Company’s cash reserves and investments are denominated in dollars. Thus, the functional currency of the Company and certain subsidiaries is the dollar.

The Company and certain subsidiaries’ transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

The currency of the primary economic environment in which the operations of the Company’s German subsidiaries, Message Mobile and MIND CTI GmbH, are conducted is the Euro. Most of the revenues of the German subsidiaries, are denominated primarily in Euros. Thus, the functional currency of such subsidiaries is the Euro. For the purpose of consolidation of those subsidiaries, assets and liabilities are translated at year-end exchange rates and statement of operations’ items are translated at average exchange rates prevailing during the year. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders’ equity.

Principles of consolidation
b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries.

Inter-company balances and transactions have been eliminated in consolidation. Profits from inter-company sales, not yet realized outside the Company and its subsidiaries, have also been eliminated.

Segment reporting
c.	Segment reporting:

The chief operating decision maker (the “CODM”) of the Company is the Chief Executive Officer. The CODM reviews financial information about revenues and operating income for the purpose of allocating resources and evaluating financial performance. The Company has two reporting segments, see Note 10.

Cash and cash equivalents
d.	Cash and cash equivalents:

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from the original date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents.

Fair value of financial instruments
e.	Fair value of financial instruments:

The Company records its financial assets and liabilities at fair value. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company recognizes transfers among Level 1, Level 2 and Level 3 classifications as of the actual date of the events or change in circumstances that caused the transfers.

The Company’s financial instruments, including cash, cash equivalents, short-term bank deposits, marketable securities, accounts receivable, accounts payable and accruals have carrying amounts which are equal or approximate their fair value due to the short-term maturity of these instruments.

The measurement of cash and cash equivalents and marketable securities are classified within Level 1.

Short-term bank deposits
f.	Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. These deposits are presented at cost and earn interest at market rates which present their fair value.

Marketable securities
g.	Marketable securities:

Marketable securities are classified as “financial assets held at fair value through profit or loss” when held for trading or are designated upon initial recognition as financial assets at fair value through profit or loss.

Financial assets at fair value through profit or loss are shown at fair value. Any gain or loss arising from changes in fair value, including those originating from changes in exchange rates is recognized in profit or loss in the period in which the change occurred. Net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset.

The Company invests in highly rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated BBB- or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio, based on quoted prices in active markets.

Leases
h.	Leases:

The Company adopted ASC 842, “Leases”. In accordance with ASC 842, the Company first determines if an arrangement contains a lease and the classification of that lease, if applicable, at inception. ASC 842 requires the recognition of right-of-use assets and lease liabilities for the Company’s operating leases.

Property and equipment
i.	Property and equipment:

These assets are stated at cost, less accumulated depreciation and amortization.

The assets are depreciated by the straight-line method, on basis of their estimated useful life which best reflects the pattern of use.

Annual rates of depreciation are as follows:

%
Computers and electronic equipment	15-33
Office furniture and equipment	6-7
Vehicles	15

Leasehold improvements are amortized by the straight-line method over the term of the lease, which is shorter than the estimated useful life of the improvements.

Intangible assets
j.	Intangible assets:

Intangible assets with definite lives are amortized over their estimated useful lives using the straight-line method which best reflects the pattern of use, at the following annual periods ranges:

Years
Core technology	10.75
Customer relationships	5.75

The recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flow expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

During the years ended December 31, 2024, 2023 and 2022, no impairment losses have been identified with respect to intangible assets.

Goodwill
k.	Goodwill:

Goodwill reflects the excess of the purchase price of subsidiaries acquired in business combination transactions over the fair value of net assets acquired. Under ASC 350, “Intangibles – Goodwill and Others”, goodwill is not amortized but rather tested for impairment at least annually or more often if indicators of impairment are present.

Events or changes in circumstances that could trigger an impairment review include macroeconomic and other industry specific factors including, among others, a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of the Company’s use of the acquired assets or the strategy for its overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.

The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying value, including goodwill. If, after assessing the totality of events or circumstances, the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, additional impairment testing is not required.

Alternatively, the Company may elect to proceed directly to the impairment test and bypass the qualitative assessment. Goodwill impairment is measured by comparing the fair value of a reporting unit with its carrying amount.

The Company operates in two operating segments: Billing and Related Services, and Messaging. The Company’s goodwill was related to those operating segments, each of which represents a whole separate reporting unit. As of December 31, 2024 and 2023, there is a balance of goodwill related to each of the Company’s operating segments (see Note 4b).

The Company performed the annual impairment tests as of September 30, 2024, 2023 and 2022 and did not identify any indication for impairment losses. The impairment test was based on a valuation performed by management. Judgments and assumptions used in the discounted cash flow model which included projected net cash flows from operations, short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions.

Income taxes
l.	Income taxes:

The Company accounts for income taxes, in accordance with the provisions of ASC 740, “Income Taxes”, under the liability method of accounting. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances in respect of the deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

Deferred tax liabilities and assets are classified as non-current.

For uncertain tax positions, the Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expenses.

Revenue recognition
m.	Revenue recognition:

The Company generates its revenues from software licensing, sales of professional services including integration and implementation, maintenance services, managed services and mobile messaging services.

The Company applies ASC 606, “Revenue from Contracts with Customers”. Under ASC 606, revenue is measured as the amount of consideration the Company expects to be entitled to, in exchange for transferring products or providing services to its customers and is recognized when performance obligations under the terms of contracts with the Company’s customers are satisfied. ASC 606 prescribes a five-step model for recognizing revenue from contracts with customers: (i) identify contract(s) with the customer; (ii) identify the separate performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the separate performance obligations in the contract; and (v) recognize revenue when (or as) each performance obligation is satisfied.

Deferred revenues include unearned amounts received from customers (mostly for ongoing maintenance and customizations performed for existing customers) but are not yet recognized as revenues. Such deferred revenues are recognized as described below.

The Company applies the provisions of ASC 606, as follows:

i)	Sale of standard licensed products

evenue from perpetual licenses is classified as software license revenue. Software license revenue is recognized as a point in time upon transfer of control to the customer which usually occurs when the licensed product and the utility that enables the customer to access authorization keys is delivered, provided that a signed contract has been received.

ii)	Services

Revenues from ongoing maintenance and support fees are recognized over time on a pro-rated basis over the duration of the contract. Revenues earned from time and material arrangements, usually based on pre agreed monthly rates, recognized over time, based on the duration of the contract and the service time provided to date.

Ongoing work on customizations performed for existing customers is generally provided on a fixed price basis and as such revenue is recognized when the related services are performed.

Contracts may include a combination of the Company’s various products and services offerings, software, consulting services, and maintenance. For contracts with multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct. Significant judgment may be required to identify distinct obligations within a contract.

The total transaction price is allocated to the individual performance obligations based on the ratio of the relative established standalone selling prices (SSP), or the Company’s best estimate of SSP, of each distinct product or service in the contract. Revenue is then recognized for each distinct performance obligation.

Measuring Progress towards Completion

Where a performance obligation is satisfied over time for an upgrade or implementation project that requires significant customer modifications and complex implementation, revenue is recognized over time, as the Company’s performance does not create an asset with an alternative use and the Company has an enforceable right to payment, including a reasonable profit, based on the percentage of completion using the input method. This method relies on the Company’s internal measure of progress, compared to the total effort to complete the modifications and implementation utilizing direct labor as the input measure. Estimates are based on the total number of hours performed on the project, compared to the total number of hours expected to complete the project. The estimate of the total number of hours to complete a project is inherently judgmental and depends upon the complexity of the work being undertaken, the customization being made to software and the customer environment being interfaced to. The scope of projects frequently changes, consequently, the judgement of total estimate at completion is subjected to a high level of review at all stages in a project life cycle.

Managed Services

Revenues from managed services include a monthly fee for services and a right to access the Company’s software and are recorded as service revenues. The Company does not provide the customer with the contractual right to take possession of the software at any time during the period under these contracts. The monthly fee is based mainly on the number of subscribers or customers’ business volume and the contracts include a minimum monthly charge. These revenues are recognized over time on a monthly basis when those services are satisfied.

iii)	Mobile Messaging Transactions

Certain of the Company’s subsidiaries in Germany provide mobile messaging services, via text messages (SMS) and IP (Internet Protocol) messaging channels. Revenues from mobile messaging services are recognized when the messaging service has been rendered, i.e., the messages are delivered to the recipient. The revenue amount is based on the price specified in the contract.

Research and development expenses
n.	Research and development expenses:

Pursuant to ASC 985-20, “Software - Costs of Software to be Sold, Leased, or Marketed”, development costs related to software products are expensed as incurred until the “technological feasibility” of the product has been established. Because of the relatively short time period between “technological feasibility” and product release, and the insignificant amount of costs incurred during such period, no software development costs have been capitalized.

Share-based compensation
o.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award, net of estimated forfeitures.

Earnings per share (“EPS”)
p.	Earnings per share (“EPS”):

Basic EPS is computed by dividing net income by the weighted average number of shares outstanding during the year, net of treasury shares.

Diluted EPS reflects the increase in the weighted average number of shares outstanding that would result from the assumed exercise of employee stock options, calculated using the treasury stock method.

Treasury shares
q.	Treasury shares:
Treasury shares are presented as a reduction of shareholders’ equity, at their cost to the Company, under “Treasury shares”.
Concentration of credit risks
r.	Concentration of credit risks:

Most of the cash and cash equivalents and short-term deposits of the Company and its subsidiaries are deposited with Israeli, European and U.S. banks. The Company is not aware of any specific credit risks in respect of these banks.

The Company’s revenues have been generated from a large number of customers. Consequently, the exposure to credit risks relating to trade receivables is limited. The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for credit losses.

Recently issued accounting pronouncements
s.	Recently issued accounting pronouncements:

In November 2023, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure", (“ASU 2023-07”). ASU 2023-07 is aimed to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In accordance with ASU 2023-07, public entities are required to disclose significant segment expenses by reportable segment if they are regularly provided to the CODM and included in each reported measure of segment profit or loss. Such disclosures are required on both an annual and an interim basis. In addition, the amendments in ASU 2023-07 enhance interim disclosure by requiring that all existing annual disclosures about segment profit or loss must be provided on an interim basis in addition to disclosure of significant segment expenses and other segment items. ASU 2023-07 also clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss. ASU 2023-07 is effective in a retrospective manner, for fiscal years beginning after December 15, 2023 (the year ended December 31, 2024, for the Company). The Company adopted ASU 2023-07 for the year ended December 2024 with the comparative years updated to reflect additional disclosures. See Note 10 for further details.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 applies to all entities subject to income taxes. The amendments require that public business entities ((“PBEs”) on an annual basis (i) disclose specific categories in the rate reconciliation; and (ii) provide additional information for reconciling items that meet a certain quantitative threshold. Specifically, PBEs are required to disclose a tabular reconciliation, using both percentages and reporting currency amounts, according to specific categories. Separate disclosure is required for any significant reconciling item. Also, ASU 2023-09 require entities to disclose on an annual basis, information about income taxes paid, including the amount of income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign taxes and the amount of income taxes paid (net of refunds received) disaggregated by individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). Also, the amendments in ASU 2023-09 eliminate certain disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 (the year ended December 31, 2025, for the Company). The Company is in the process of evaluating what impact ASU 2023-09 will have on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement: Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40)” (“ASU 2023-09”) to improve the disclosures about an entity’s expenses. Upon adoption, the Company will be required to disclose in the notes to the financial statements a disaggregation of certain expense categories included within the expense captions on the face of the statement of operations. The standard is effective for fiscal years beginning after December 15, 2026 (the year ended December 31, 2027, for the Company), with early adoption permitted. ASU 2023-09 can be applied either prospectively or retrospectively. The Company is in the process of evaluating what impact ASU 2024-03 will have on its consolidated financial statements and related disclosures.

The Company has evaluated other recently issued accounting pronouncements that are not yet effective and does not currently believe that any of these pronouncements will have a material impact on its consolidated financial statements and related disclosures.